INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)	12 Months Ended
	Mar. 31, 2015 USD ($) Number	Mar. 31, 2014 USD ($) Number
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred	15	14
Sale of Underlying Operating Partnership	2	4
Partnership Proceeds from Disposition (in dollars) | $	$ 2,120,803	$ 2,586,909	[1]
Gain on Disposition (in dollars) | $	$ 2,120,803	$ 2,331,584
Series Seven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred	0	0
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition (in dollars) | $	$ 0	$ 0	[1]
Gain on Disposition (in dollars) | $	$ 0	$ 0
Series Nine [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred	0	2
Sale of Underlying Operating Partnership	1	0
Partnership Proceeds from Disposition (in dollars) | $	$ 78,000	$ 81,372	[1]
Gain on Disposition (in dollars) | $	$ 78,000	$ 81,372
Series Ten [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred	2	4
Sale of Underlying Operating Partnership	0	1
Partnership Proceeds from Disposition (in dollars) | $	$ 420,731	$ 250,276	[1]
Gain on Disposition (in dollars) | $	$ 420,731	$ 250,276
Series Eleven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred	4	0
Sale of Underlying Operating Partnership	1	0
Partnership Proceeds from Disposition (in dollars) | $	$ 548,878	$ 115,336	[1]
Gain on Disposition (in dollars) | $	$ 548,878	$ 13,811
Series Twelve [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred	3	6
Sale of Underlying Operating Partnership	0	2
Partnership Proceeds from Disposition (in dollars) | $	$ 69,513	$ 784,434	[1]
Gain on Disposition (in dollars) | $	$ 69,513	$ 784,434
Series Fourteen [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred	6	2
Sale of Underlying Operating Partnership	0	1
Partnership Proceeds from Disposition (in dollars) | $	$ 1,003,681	$ 1,355,491	[1]
Gain on Disposition (in dollars) | $	$ 1,003,681	$ 1,201,691

[1]	Partnership proceeds from disposition include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.